CONTRACT COSTS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)
Movement of contract costs
Beginning balance	Rp 1,185,000	Rp 1,244,000
Addition during the year	1,041,000	975,000
Amortisation during the year	(518,000)	(1,034,000)
Ending balance	1,708,000	1,185,000
Short term portion		(534,000)	$ (32)	Rp (454,000)
Long term portion		651,000	$ 89	1,254,000
Provision for impairment of contract costs		0		0
Cost to obtain contracts
Movement of contract costs
Beginning balance	696,000	405,000
Addition during the year	699,000	372,000
Amortisation during the year	(150,000)	(81,000)
Ending balance	1,245,000	696,000
Short term portion		(106,000)		(193,000)
Long term portion		590,000		1,052,000
Cost to fulfill
Movement of contract costs
Beginning balance	489,000	839,000
Addition during the year	342,000	603,000
Amortisation during the year	(368,000)	(953,000)
Ending balance	Rp 463,000	489,000
Short term portion		(428,000)		(261,000)
Long term portion		Rp 61,000		Rp 202,000